Microsoft Word 10.0.3416;UNITES STATES
            SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

      Report for the Calendar Year or Quarter Ended ________September 30, 2004
                       -----------------------------------
                  (Please read instructions before preparing form.)
If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

______One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105_________
          ----------------------------------------------------------------
Business Address                (Street)           (City)     (State) (ZIP)

__________Bryant Cherry, Vice President____________(415) 778-0200_____________
          -----------------------------                   -------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                            ATTENTION
 Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the __9_ dav of___ __November ___, 2004

                                  ____Parnassus Investments_______
                           (Name of Institutional Investment Manager)

             (Manual Signature of Person Duly Authorized to Submit This Report)


                  FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #
         DATE:09/30/04

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER|VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Broacde Comm CONVERT| CONVERTIBLE   |111621AB4  |     1,870,000|   2,000,000|   X                  |       |2000000
2.0% 1/1/07         |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ETRADE GROUP CONVERT| CONVERTIBLE   |269246AB0  |     1,022,500|   1,000,000|   X                  |       |1000000
6%, 2/1/07          |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
RADISYS CONVERT     | CONVERTIBLE   |750459AB5  |       991,250|   1,000,000|   X                  |       |1000000
SUB NT CV 5.5%07    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
TriQuint CONVERT    | CONVERTIBLE   |89674KAB9  |     9,625,000|    10000000|   X                  |       |100000~
4.0% 3/1/07         |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
American Int. Group | COMMON STOCK  |026874107  |    33,995,000|     500,000|   X                  |       |500000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Arthur J. Gallagher | COMMON STOCK  |363576109  |    30,645,250|     925,000|   X                  |       |925000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Alexandria Real Esta| COMMON STOCK  |015271109  |     6,572,000|     100,000|   X                  |       |100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AmSouth Bancorp     | COMMON STOCK  |032165102  |    14,640,000|     600,000|   X                  |       |600000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AGL Resources Inc.  | COMMON STOCK  |001204106  |    10,769,500|     350,000|   X                  |       |350000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Baldor Electric Co. | COMMON STOCK  |057741100  |     4,732,000|     200,000|   X                  |       |200000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Banta Corporation   | COMMON STOCK  |066821109  |     3,975,000|     100,000|   X                  |       |100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bob Evans Farms, Inc| COMMON STOCK  |096761101  |     1,954,026|      71,945|   X                  |       |71945
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Calgon Carbon Corp. | COMMON STOCK  |129603106  |       722,000|     100,000|   X                  |       |100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cascade Natural Gas | COMMON STOCK  |147339105  |       902,275|      42,500|   X                  |       |42500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Colgate-Palmolive Co| COMMON STOCK  |194162103  |     7,906,500|     175,000|   X                  |       |175000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cisco Systems, Inc. | COMMON STOCK  |17275R102  |     2,715,000|     150,000|   X                  |       |150000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Quest Diagnostics   | COMMON STOCK  |74834L100  |    19,849,500|     225,000|   X                  |       |225000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Ennis Business Forms| COMMON STOCK  |293389102  |     2,142,000|     100,000|   X                  |       |100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Electronics for Imag| COMMON STOCK  |286082102  |     3,248,000|     200,000|   X                  |       |200000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Energen Corporation | COMMON STOCK  |29265N108  |     4,124,000|      80,000|   X                  |       |80000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ElkCorp             | COMMON STOCK  |287456107  |       694,000|      25,000|   X                  |       |25000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Ethan Allen Interior| COMMON STOCK  |297602104  |       695,000|      20,000|   X                  |       |20000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
First Health Group  | COMMON STOCK  |320960107  |    35,398,000|   2,200,000|   X                  |       |2200000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
FANNIE MAE          | COMMON STOCK  |313586109  |       634,000|      10,000|   X                  |       |10000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Freddie Mac         | COMMON STOCK  |313400301  |       652,400|      10,000|   X                  |       |10000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Forest Laboratories | COMMON STOCK  |345838106  |     3,373,500|      75,000|   X                  |       |75000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cedar Fair, L.P.    | COMMON STOCK  |150185106  |     7,202,750|     235,000|   X                  |       |235000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Gannett Co., Inc    | COMMON STOCK  |364730101  |    49,418,400|     590,000|   X                  |       |590000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
HCC Insurance Hld   | COMMON STOCK  |404132102  |     2,261,250|      75,000|   X                  |       |75000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
General Mills, Inc. | COMMON STOCK  |370334104  |    20,205,000|     450,000|   X                  |       |450000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
GATX Corporation    | COMMON STOCK  |361448103  |     6,665,000|     250,000|   X                  |       |250000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Genuine Parts Co.   | COMMON STOCK  |372460105  |    13,433,000|     350,000|   X                  |       |350000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The Home Depot, Inc.| COMMON STOCK  |437076102  |     1,176,000|      30,000|   X                  |       |30000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Harleysville Group  | COMMON STOCK  |412824104  |       297,277|      14,389|   X                  |       |14389
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
H.J. Heinz Company  | COMMON STOCK  |423074103  |    25,214,000|     700,000|   X                  |       |700000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
H&R Block, Inc.     | COMMON STOCK  |093671105  |     1,729,700|      35,000|   X                  |       |35000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Intuit Inc.         | COMMON STOCK  |461202103  |    37,795,500|     832,500|   X                  |       |832500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Invitrogen Corp.    | COMMON STOCK  |46185R100  |    27,495,000|     500,000|   X                  |       |500000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Johnson & Johnson   | COMMON STOCK  |478160104  |    25,348,500|     450,000|   X                  |       |450000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
J.P. Morgan Chase   | COMMON STOCK  |46625H100  |    12,912,250|     325,000|   X                  |       |325000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Kinder Morgan, Inc. | COMMON STOCK  |49455P101  |    15,705,000|     250,000|   X                  |       |250000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Knight-Ridder, Inc. | COMMON STOCK  |499040103  |    31,416,000|     480,000|   X                  |       |480000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
KeySpan Corporation | COMMON STOCK  |49337W100  |     9,800,000|     250,000|   X                  |       |250000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Leapfrog Enterprises| COMMON STOCK  |52186N106  |    25,717,500|   1,270,000|   X                  |       |1270000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Laboratory Corporati| COMMON STOCK  |50540R409  |    32,790,000|     750,000|   X                  |       |750000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Lincoln National    | COMMON STOCK  |534187109  |     4,700,000|     100,000|   X                  |       |100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Mattel, Inc.        | COMMON STOCK  |577081102  |     2,266,250|     125,000|   X                  |       |125000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MDU Resources Group | COMMON STOCK  |552690109  |       394,950|      15,000|   X                  |       |15000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The McGraw-Hill Co. | COMMON STOCK  |580645109  |    17,930,250|     225,000|   X                  |       |225000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Montpelier Re Hld   | COMMON STOCK  |G62185106  |    17,423,000|     475,000|   X                  |       |475000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Merck & Co. Inc.    | COMMON STOCK  |589331107  |    20,625,000|     625,000|   X                  |       |625000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Maytag Corporation  | COMMON STOCK  |578592107  |     5,235,450|     285,000|   X                  |       |285000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Nationwide Financial| COMMON STOCK  |638612101  |     1,228,850|      35,000|   X                  |       |35000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The Nautilus Group  | COMMON STOCK  |63910B102  |     2,259,000|     100,000|   X                  |       |100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Nokia Corp - ADR    | COMMON STOCK  |654902204  |    23,324,000|   1,700,000|   X                  |       |1700000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
New York Cmty Bancor| COMMON STOCK  |649445103  |    13,864,500|     675,000|   X                  |       |675000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ONEOK, Inc.         | COMMON STOCK  |682680103  |     9,107,000|     350,000|   X                  |       |350000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Pitney Bowes Inc.   | COMMON STOCK  |724479100  |    24,255,000|     550,000|   X                  |       |550000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Pfizer Inc.         | COMMON STOCK  |717081103  |    41,310,000|   1,350,000|   X                  |       |1300000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
RenaissanceRe Hld   | COMMON STOCK  |G7496G103  |    26,821,600|     520,000|   X                  |       |520000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The Rouse Company   | COMMON STOCK  |779273101  |     6,688,000|     100,000|   X                  |       |100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Charles Schwab Corp | COMMON STOCK  |808513105  |    14,933,750|   1,625,000|   X                  |       |1625000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The J.M. Smucker    | COMMON STOCK  |832696405  |     1,607,642|      36,200|   X                  |       |36200
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SLM Corporation     | COMMON STOCK  |78442P106  |    12,265,000|     275,000|   X                  |       |275000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Snap-on Incorporated| COMMON STOCK  |833034101  |     4,134,000|     150,000|   X                  |       |150000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The St. Paul Travele| COMMON STOCK  |792860108  |    25,621,500|     775,000|   X                  |       |775000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Questar Corporation | COMMON STOCK  |748356102  |     1,145,500|      25,000|   X                  |       |25000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The ServiceMaster Co| COMMON STOCK  |81760N109  |    16,718,000|   1,300,000|   X                  |       |1300000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
The Stanley Works   | COMMON STOCK  |854616109  |     6,379,500|     150,000|   X                  |       |150000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Teleflex Incorporate| COMMON STOCK  |879369106  |       425,000|      10,000|   X                  |       |10000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Target Corporation  | COMMON STOCK  |87612E106  |     4,525,000|     100,000|   X                  |       |100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Tribune Company     | COMMON STOCK  |896047107  |    16,460,000|     400,000|   X                  |       |400000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Trex Company, Inc.  | COMMON STOCK  |89531P105  |    13,284,000|     300,000|   X                  |       |300000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
UGI Corporation     | COMMON STOCK  |902681105  |     3,726,000|     100,000|   X                  |       |100000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Verizon             | COMMON STOCK  |92343V104  |     4,922,500|     125,000|   X                  |       |125000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
WD-40 Company       | COMMON STOCK  |929236107  |     5,434,000|     190,000|   X                  |       |190000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wells Fargo & Co.   | COMMON STOCK  |949746101  |    58,139,250|     975,000|   X                  |       |975000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wellman, Inc.       | COMMON STOCK  |949702104  |     1,696,000|     200,000|   X                  |       |200000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Washington Mutual   | COMMON STOCK  |939322103  |       977,000|      25,000|   X                  |       |25000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
GRAND TOTAL:        |               |           |   961,156,320|            |                      |       |
